Significant accounting policies (Tables)	12 Months Ended
Mar. 28, 2020
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted (loss) earnings per common share for the years ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands, except per share data)
Basic (loss) income per common share computation:
Numerator:
Net (loss) income	$(12,779)	$(18,686)	$14,095
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
(Loss) income per common share	$(0.71)	$(1.04)	$0.78
Diluted (loss) income per common share computation:
Numerator:
Net (loss) income	$(12,779)	$(18,686)	$14,095
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
Dilutive effect of stock options and warrants	—	—	432

Weighted-average common shares outstanding – diluted	17,968	17,961	18,393
Diluted (loss) income per common share	$(0.71)	$(1.04)	$0.77
The following table sets forth the computation of basic and diluted (loss) earnings from continuing operations per common share for the years ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands, except per share data)
Basic (loss) from continuing operations per common share computation:
Numerator:
Net loss from continuing operations	$(12,227)	$(18,305)	$(21,995)
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
Loss per common share	$(0.68)	$(1.02)	$(1.22)
Diluted income per common share computation:
Numerator:
Net loss	$(12,227)	$(18,305)	$(21,995)
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
Dilutive effect of stock options and warrants	—	—	432

Weighted-average common shares outstanding – diluted	17,968	17,961	18,393
Diluted loss per common share	$(0.68)	$(1.02)	$(1.20)